Segment Information	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment Information

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2017 and as of
March 31, 2017
Sales to unaffiliated customers **	$29,200	$57,621	$785,319	$7,247	$879,387
Long-lived assets ***	$101,111	$55,154	$36,940	$—	$193,205
Year ended March 31, 2016 and as of
March 31, 2016
Sales to unaffiliated customers **	$22,963	$56,605	$865,224	$5,959	$950,751
Long-lived assets ***	$92,284	$49,936	$32,771	$—	$174,991
Year ended March 31, 2015 and as of
March 31, 2015
Sales to unaffiliated customers **	$22,157	$55,452	$777,191	$8,144	$862,944
Long-lived assets ***	$88,804	$46,876	$36,755	$1,020	$173,455

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.
b.

For the year ended March 31, 2017, the Company had net sales to three different U.S. customers of 19.3%, 14.2%, and 10.3% of consolidated net sales.  For the year ended March 31, 2016, the Company had net sales to three different customers of 20.0%, 14.1%, and 14.0% of consolidated net sales.  For the year ended March 31, 2015, the Company had net sales to three different customers of 18.0%, 14.1% and 10.3% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2017, 2016 and 2015, were as follows:

	Year ended March 31,
Category	2017	2016	2015
Dermatological and topical	64%	66%	66%
Neuropsychiatric	18%	20%	16%
Anti-inflammatory	8%	3%	5%
Cardiovascular	6%	8%	8%
Other	4%	3%	5%
Total	100%	100%	100%